UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7362
Salomon Brothers Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.                  SCHEDULE OF INVESTMENTS

SALOMON BROTHERS MUNICIPAL

PARTNERS FUND INC.

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited)	March 31, 2005

FACE
AMOUNT	RATING (a)	SECURITY	VALUE
LONG-TERM INVESTMENTS - 98.9%
California - 5.8%
		California State GO:
$1,575,000	A	5.125% due 6/1/24	$1,622,266
2,400,000	AAA	FSA- Insured, 6.000% due 2/1/16	2,797,800
1,250,000	AAA	Huntington Beach, CA Union High School District GO, Election 2004, FSA-Insured, 5.000% due 8/1/29	1,296,162
1,370,000	AAA	Pleasant Valley, CA School District Ventura County GO, Series A, MBIA-Insured, 5.850% due 2/1/17	1,591,803
			7,308,031
Colorado - 1.4%
600,000	BBB+	Colorado Health Facilities Authority Revenue, (Poudre Valley Health Care), Series F, 5.000% due 3/1/25	595,266
		Colorado Springs, CO Hospital Revenue:
505,000	A3*	6.375% due 12/15/30	542,082
495,000	A3*	6.375% due 12/15/30 Pre-Refunded-Escrowed with U.S. government securities to 12/15/10 (Call @ 101)	570,309
			1,707,657
District of Columbia - 1.7%
2,000,000	AAA	District of Columbia Revenue, (American University), AMBAC-Insured, 5.625% due 10/1/26	2,085,360
Georgia - 1.3%
25,000	AAA	Fulton County, GA Housing Authority Revenue, Single-Family
		Mortgage, Series A, GNMA-Collateralized, 6.600% due 3/1/28 (b)	25,293
1,390,000	AAA	Georgia State, GO, Series C, 5.500% due 7/1/15	1,561,220
			1,586,513
Hawaii - 1.8%
2,000,000	AAA	Hawaii State Airport System Revenue, Series B, FGIC-Insured, 6.000% due 7/1/19 (b)	2,201,720
Illinois - 14.8%
		Chicago, IL Board of Education GO, (Chicago School Reform), AMBAC-Insured:
390,000	AAA	5.750% due 12/1/27	418,985
3,360,000	AAA	5.750% due 12/1/27 Pre-Refunded-Escrowed with state & local government securities to 12/1/07 (Call @ 102)	3,663,106
500,000	AAA	Chicago, IL GO, Series A, FSA-Insured, 5.250% due 1/1/16	542,655
		Chicago, IL Midway Airport Revenue, MBIA-Insured:
2,000,000	AAA	Series A, 5.500% due 1/1/29	2,083,260
2,000,000	AAA	Series B, 5.625% due 1/1/29 (b)	2,076,020
2,000,000	Aaa*	Illinois Development Finance Authority, Revolving Fund Revenue, 5.250% due 9/1/12	2,183,540
1,000,000	AA+	Illinois Educational Facilities Authority Revenue, (Northwestern University), 5.500% due 12/1/13	1,096,530

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING (a)	SECURITY	VALUE
Illinois - 14.8% (continued)
$1,500,000	A+	Illinois Health Facilities Authority Revenue,
		(Lutheran General Health System), Series C, 7.000% due 4/1/14	$1,802,730
1,500,000	AAA	Illinois State, GO, First Series, FSA-Insured, 5.500% due 5/1/16	1,678,395
3,000,000	Aa3*	Illinois State Sales Tax Revenue, Series V, 6.375% due 6/15/20
		Pre-Refunded-Escrowed with U.S.Treasury obligations to 6/15/05 (Call @102)	3,084,750
			18,629,971
Indiana - 2.3%
1,000,000	BBB+	Indiana State Development Finance Authority, Environmental Revenue, (USX Corp. Project), 5.250% due 12/1/22	1,102,560
1,750,000	AAA	Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23	1,800,558
			2,903,118
Iowa - 0.9%
1,000,000	A1*	Iowa Finance Authority, Hospital Facility Revenue, 6.750% due 2/15/16	1,099,460
Kansas - 1.3%
1,430,000	AA	Kansas State Development Finance Authority, Health Facilities Revenue, (Sisters of Charity), Series J, 6.250% due 12/1/28	1,587,572
Maryland - 5.6%
		Maryland State Health & Higher Educational Facilities Authority Revenue:
1,500,000	Baa1*	Caroll County General Hospital, 6.000% due 7/1/37	1,571,850
1,000,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,077,260
		University of Maryland Medical Systems:
1,000,000	A3*	6.750% due 7/1/30	1,118,460
500,000	A	6.000% due 7/1/32	538,550
2,500,000	Aaa*	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC-Insured 5.500% due 4/1/15 (b)	2,689,000
			6,995,120
Massachusetts - 4.9%
2,500,000	AA-	Massachusetts State Health & Educational Facilities Authority Revenue, (Partners Healthcare Systems), Series C,
		5.750% due 7/1/32	2,705,100
		Massachusetts State Water Pollution Abatement Trust Revenue, (NWRA Program), Series A:
2,540,000	AAA	5.750% due 8/1/29	2,781,071
630,000	AAA	5.750% due 8/1/29 Pre-Refunded-Escrowed with state & local government securities to 8/1/09 (Call @ 101)	699,439
			6,185,610

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING (a)	SECURITY	VALUE
Michigan - 1.2%
$1,500,000	AA-	Michigan State Hospital Finance Authority Revenue, (Trinity Health), Series C, 5.375% due 12/1/30	$1,555,650
Minnesota - 2.2%
2,785,000	AA+	Minnesota State Housing Finance Agency, Single-Family Mortgage Revenue, Series H, 6.500% due 1/1/26 (b)	2,791,155
Nevada - 2.4%
1,350,000	AAA	Clark County, NV Passenger Facility Revenue, (McCarran International Airport), Series A, MBIA-Insured,
		5.750% due 7/1/23 (b)	1,384,574
		Nevada Housing Division Revenue, Single-Family Program, Series B-2:
1,495,000	Aa2*	6.400% due 10/1/25 (b)	1,511,071
90,000	Aa2*	6.950% due 10/1/26 (b)	90,515
			2,986,160
New Hampshire - 0.1%
135,000	Aa2*	New Hampshire State HFA, Single-Family Residential Revenue, Series A, 6.800% due 7/1/15 (b)	135,044
New Jersey - 12.1%
		New Jersey EDA:
5,150,000	AAA	PCR Revenue, (Public Service Electric and Gas Co. Project), Series A,
		MBIA-Insured, 6.400% due 5/1/32 (b)	5,318,405
2,500,000	A+	School Facilities Construction Revenue, Series G,
		5.000% due 9/1/2011	2,688,925
4,450,000	AAA	Water Facilities Revenue, (New Jersey American Water Co.,
		Inc. Project), Series A, FGIC-Insured, 6.875% due 11/1/34	4,553,551
1,000,000	A2*	New Jersey Health Care Facilities Financing Authority Revenue, (Hackensack University Medical Center), 6.000% due 1/1/25	1,065,780
1,395,000	AAA	New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Series A, AMBAC-Insured,
		5.000% due 12/15/11	1,503,810
			15,130,471
New Mexico - 2.2%
		University of New Mexico, Hospital Mortgage Revenue, FSA-Insured:
1,135,000	AAA	5.000% due 7/1/14	1,207,515
1,500,000	AAA	5.000% due 7/1/15	1,585,215
			2,792,730
New York - 8.5%
		New York City, NY GO:
		Series A:
180,000	A1*	6.000% due 5/15/30	198,513
820,000	A1*	6.000% due 5/15/30 Pre-Refunded - Escrowed with U.S. government securities to 5/15/10 (Call @ 101)	930,913

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING (a)	SECURITY	VALUE
New York - 8.5% (continued)
$500,000	A1*	Series G, 5.000% due 12/1/33	$509,605
		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue, Series B:
1,175,000	AA+	5.750% due 6/15/29	1,257,908
1,000,000	AA+	5.125% due 6/15/31	1,027,450
1,250,000	AAA	New York City, NY Transitional Finance Authority Revenue, Series A, 5.500% due 11/15/17	1,376,387
3,500,000	AAA	New York State Dormitory Authority, Income Tax Revenue Series B, AMBAC-Insured, 5.500% due 3/15/21	3,985,590
1,250,000	AAA	New York State Thruway Authority, Income Tax Revenue, Series A, AMBAC-Insured, 5.000% due 3/15/16	1,344,525
			10,630,891
Ohio - 8.3%
1,375,000	Aaa*	Butler County, OH GO, MBIA-Insured, 5.250% due 12/1/15	1,505,034
2,000,000	BBB+	Miami County, OH Hospital Facilities Revenue, (Upper Valley Medical Center), 6.250% due 5/15/13	2,081,300
6,700,000	A+	Ohio State Water Development Authority, Solid Waste Disposal Revenue, (Cargill Inc.), 6.300% due 9/1/20 (b)	6,896,913
			10,483,247
Pennsylvania - 0.2%
250,000	AAA	Philadelphia, PA School District GO, Series A, FSA-Insured, 5.500% due 2/1/31	277,623
Puerto Rico - 2.5%
2,750,000	AAA	Puerto Rico Electric Power Authority, Revenue, Series LL, MBIA-Insured, 5.500% due 7/1/17	3,146,220
Tennessee - 6.0%
2,900,000	AA-	Humphreys County, TN IDB, Solid Waste Disposal Revenue, (E.I. du Pont de Nemours and Co. Project),
		6.700% due 5/1/24 (b)	2,965,337
3,500,000	AAA	Memphis-Shelby County, TN Airport Authority Revenue, Series D, AMBAC-Insured, 6.000% due 3/1/24 (b)	3,824,975
770,000	AA	Tennessee Housing Development Agency Revenue, (Homeownership Program), Series 2C, 6.350% due 1/1/31 (b)	789,797
			7,580,109
Texas - 5.8%
1,165,000	A	Harris County, TX Health Facilities Development Authority, Hospital Revenue, (Memorial Hermann Healthcare System),
		Series A, 5.250% due 12/1/17	1,218,940
100,000	AAA	North Harris Montgomery Community College District, TX GO, FGIC-Insured, 5.375% due 2/15/16	107,936
1,000,000	AAA	North Texas Municipal Water District, Water Systems Revenue, MBIA-Insured, 5.000% due 9/1/15	1,070,250

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING (a)	SECURITY	VALUE
Texas - 5.8% (continued)
$3,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-Insured, 5.500% due 8/15/39	$3,751,895
1,000,000	AAA	Williamson County, TX GO, MBIA-Insured 5.250% due 2/15/21	1,081,750
			7,230,771
Washington - 5.6%
1,000,000	AAA	Chelan County, WA Public Utility District, (Chelan Hydro System No.1), Construction Revenue, Series A,
		AMBAC-Insured, 5.450% due 7/1/37 (b)	1,044,550
4,250,000	AAA	Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28	4,740,450
1,200,000	AAA	Washington State Public Power Supply System Revenue, (Nuclear Project No. 1), Series A, MBIA-Insured,
		5.125% due 7/1/17	1,264,164
			7,049,164
		TOTAL LONG-TERM INVESTMENTS
		(Cost - $118,476,956)	124,079,367
SHORT-TERM INVESTMENTS - 1.1% (c)
New York - 1.1%
1,400,000	A-1+	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, VRDO,
		2.290% due 6/15/35 (Cost - $1,400,000)	1,400,000
		TOTAL INVESTMENTS - 100.0%
		(Cost - $119,876,956**)	$125,479,367

(a) All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*) which are rated by Moody’s Investors Service, Inc.

(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax .

(c) Variable rate obligation payable at par on demand at any time on no more than Seven-days notice.

**  Aggregate cost for federal income tax purposes is substantially the same.

See pages 6 through 9 for definitions of ratings and abbreviations.

Summary of Investments by Industry and Pre-Refunded (unaudited)***

Healthcare	17.0%
Transportation	14.5
General obligation	12.9
Water	12.9
Education	10.8
Power	8.6
General Revenue	7.3
Pre-Refunded	7.1
Industrial Development	4.6
Housing	4.3
Total	100.0%

*** As a percentage of total investments.  Please note that Fund holdings are as of March 31, 2005 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s’’) — Ratings from “AA’’ to “CCC’’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA’’ have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA’’ have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A — Bonds rated “A’’ have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB’’ are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s’’) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa’’ to “Caa,’’ where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa’’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.’’ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa’’ are judged to be of high quality by all standards. Together with the “Aaa’’ group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A’’ possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa’’ are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG1 — Moody’s highest rating for short-term municipal obligations.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR — Indicates that the bond is not rated by Moody’s or Standard & Poor’s as indicated.

Abbreviations* (unaudited)

ABAG – Association of Bay Area Governments
AIG – American International Guaranty
AMBAC – Ambac Assurance Corporation
AMT – Alternative Minimum Tax

Abbreviations* (unaudited) (continued)

BAN – Bond Anticipation Notes
BIG – Bond Investors Guaranty
CDA – Community Development Authority
CGIC – Capital Guaranty Insurance Company
CHFCLI – California Health Facility Construction Loan Insurance
CONNIE LEE – College Construction Loan Insurance Association
COP – Certificate of Participation
CSD – Central School District
CTFS – Certificates
DFA – Development Finance Authority
EDA – Economic Development Authority
EFA – Educational Facilities Authority
ETM – Escrowed to Maturity
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FLAIRS – Floating Adjustable Interest Rate Securities
FNMA – Federal National Mortgage Association
FRTC – Floating Rate Trust Certificates
FSA – Federal Savings Association
GIC – Guaranteed Investment Contract
GNMA – Government National Mortgage Association
GO – General Obligation
HDC – Housing Development Corporation
HEFA – Health & Educational Facilities
HFA – Housing Finance Authority
IBC – Insured Bond Certificates
IDA – Industrial Development Authority
IDB – Industrial Development Board
IDR – Industrial Development Revenue
IFA – Industrial Finance Agency
INFLOS – Inverse Floaters
ISD – Independent School District
ISO – Independent System Operator
LOC – Letter of Credit
MBIA – Municipal Bond Investors Assurance
MERLOT– Municipal Exempt Receipts Liquidity
MFH – Multi-Family Housing
MSTC – Municipal Securities Trust
MUD – Municipal Utilities District
MVRICS – Municipal Variable Rate Inverse Coupon Security
COP – Certificate of Participation Coupon Security
PART – Partnership Structure
PCFA – Pollution Control Finance Authority

Abbreviations* (unaudited) (continued)

PCR – Pollution Control Revenue
PFA – Public Finance Authority
PFC – Public Finance Corporation
PSFG – Permanent School Fund Guaranty
Q-SBLF – Qualified School Bond Loan Fund
Radian – Radian Asset Assurance
RAN – Revenue Anticipation Notes
RDA – Redevelopment Agency
RIBS – Residual Interest Bonds
RITES – Residual Interest Tax-Exempt Securities
SPA – Standby Bond Purchase Agreement
SWAP – Swap Structure
SYCC – Structured Yield Curve Certificate
TAN – Tax Anticipation Notes
TCRS – Transferable Custodial Receipts
TECP – Tax Exempt Commercial Paper
TFA – Transitional Finance Authority
TOB – Tender Option Bond Structure
TRAN – Tax and Revenue Anticipation Notes
UFSD – Unified Free School District
UHSD – Unified High School District
USD – Unified School District
VA – Veterans Administration
VRDD – Variable Rate Daily Demand
VRDO – Variable Rate Demand Obligation
VRWE – Variable Rate Wednesday Demand
XLCA – XL Capital Assurance

* Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund Inc. (“Fund”), was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.    Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates value.

(b) Investment Transactions. Investment transactions are recorded for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,238,933
Gross unrealized depreciation	(636,522)
Net unrealized appreciation	$5,602,411

Note 3. Concentration of Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: May 27, 2005